Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000012097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	$ 10,000		$ 11,901	$ 13,583	$ 13,777	$ 17,162	$ 21,921	$ 18,995	$ 21,960	$ 27,941	$ 32,509	$ 39,044
C000012196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		11,008	13,082	12,119	11,807	17,015	14,159	15,227	17,843	19,546	23,766
Morningstar US Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Accumulated Value	10,000		11,610	13,942	14,210	17,310	22,940	19,839	22,858	28,921	33,533	40,262
Morningstar US Large Mid Cap Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Large-Mid Cap Index (Spliced)
Accumulated Value	10,000		11,924	13,641	13,859	17,300	22,128	19,175	22,172	28,209	32,829	39,453
Morningstar US Small Cap Extended Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Small Cap Extended Index (Spliced)
Accumulated Value	$ 10,000		$ 11,026	$ 13,130	$ 12,189	$ 11,884	$ 17,132	$ 14,233	$ 15,277	$ 17,890	$ 19,588	$ 23,803